Net debt - Schedule of Current Assets, Short and Long Term Borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	£ 3,397	£ 3,870	£ 2,936
Total current assets	17,510	16,997
Short-term borrowings:
Commercial paper	(1,078)	0
Bank loans, overdrafts and other	(314)	(762)
Short-term borrowings	(3,012)	(2,349)
Lease liabilities	(137)	(168)
Long-term borrowings:
Long-term borrowings	(14,708)	(14,637)
Lease liabilities	(693)	(934)
Liabilities relating to assets held for sale:
Lease liabilities	(139)	0
Net debt	£ (14,453)	(13,095)
4.000% € Euro Medium Term Note 2025
Short-term borrowings:
Borrowings, interest rate	4.00%
3.625% US$ US Medium Term Note 2025
Short-term borrowings:
Borrowings, interest rate	3.625%
1.250% € Euro Medium Term Note 2026
Short-term borrowings:
Borrowings, interest rate	1.25%
1.000% € Euro Medium Term Note 2026
Short-term borrowings:
Borrowings, interest rate	1.00%
4.315% US$ US Medium Term Note 2027
Short-term borrowings:
Borrowings, interest rate	4.315%
SOFR + 0.500% US$ US Medium Term Note 2027
Short-term borrowings:
Borrowings, interest rate	0.50%
3.000% € Euro Medium Term Note 2027
Short-term borrowings:
Borrowings, interest rate	3.00%
3.375% £ Euro Medium Term Note 2027
Short-term borrowings:
Borrowings, interest rate	3.375%
3.875% US$ US Medium Term Note 2028
Short-term borrowings:
Borrowings, interest rate	3.875%
0.883% ¥ Euro Medium Term Note 2028
Short-term borrowings:
Borrowings, interest rate	0.883%
1.250% £ Euro Medium Term Note 2028
Short-term borrowings:
Borrowings, interest rate	1.25%
3.375% US$ US Medium Term Note 2029
Short-term borrowings:
Borrowings, interest rate	3.375%
1.375% € Euro Medium Term Note 2029
Short-term borrowings:
Borrowings, interest rate	1.375%
4.500% US$ US Medium Term Note 2030
Short-term borrowings:
Borrowings, interest rate	4.50%
1.750% € Euro Medium Term Note 2030
Short-term borrowings:
Borrowings, interest rate	1.75%
2.875% € Euro Medium Term Note 2031
Short-term borrowings:
Borrowings, interest rate	2.875%
3.125% € Euro Medium Term Note 2032
Short-term borrowings:
Borrowings, interest rate	3.125%
5.250% £ Euro Medium Term Note 2033
Short-term borrowings:
Borrowings, interest rate	5.25%
5.375% US$ US Medium Term Note 2034
Short-term borrowings:
Borrowings, interest rate	5.375%
4.875% US$ US Medium Term Note 2035
Short-term borrowings:
Borrowings, interest rate	4.875%
1.625% £ Euro Medium Term Note 2035
Short-term borrowings:
Borrowings, interest rate	1.625%
3.250% € Euro Medium Term Note 2036
Short-term borrowings:
Borrowings, interest rate	3.25%
6.375% US$ US Medium Term Note 2038
Short-term borrowings:
Borrowings, interest rate	6.375%
6.375% £ Euro Medium Term Note 2039
Short-term borrowings:
Borrowings, interest rate	6.375%
5.250% £ Euro Medium Term Note 2042
Short-term borrowings:
Borrowings, interest rate	5.25%
4.200% US$ US Medium Term Note 2043
Short-term borrowings:
Borrowings, interest rate	4.20%
4.250% £ Euro Medium Term Note 2045
Short-term borrowings:
Borrowings, interest rate	4.25%
Other long-term borrowings
Long-term borrowings:
Long-term borrowings	£ (1)	(2)
London Stock Exchange | 4.000% € Euro Medium Term Note 2025
Short-term borrowings:
Short-term borrowings	0	(622)
London Stock Exchange | 1.250% € Euro Medium Term Note 2026
Short-term borrowings:
Short-term borrowings	(873)	0
Long-term borrowings:
Long-term borrowings	0	(829)
London Stock Exchange | 1.000% € Euro Medium Term Note 2026
Short-term borrowings:
Short-term borrowings	(610)	0
Long-term borrowings:
Long-term borrowings	0	(581)
London Stock Exchange | 3.000% € Euro Medium Term Note 2027
Long-term borrowings:
Long-term borrowings	(436)	(414)
London Stock Exchange | 3.375% £ Euro Medium Term Note 2027
Long-term borrowings:
Long-term borrowings	(307)	(307)
London Stock Exchange | 0.883% ¥ Euro Medium Term Note 2028
Long-term borrowings:
Long-term borrowings	(201)	(216)
London Stock Exchange | 1.250% £ Euro Medium Term Note 2028
Long-term borrowings:
Long-term borrowings	(747)	(746)
London Stock Exchange | 1.375% € Euro Medium Term Note 2029
Long-term borrowings:
Long-term borrowings	(435)	(414)
London Stock Exchange | 1.750% € Euro Medium Term Note 2030
Long-term borrowings:
Long-term borrowings	(654)	(621)
London Stock Exchange | 2.875% € Euro Medium Term Note 2031
Long-term borrowings:
Long-term borrowings	(607)	(576)
London Stock Exchange | 3.125% € Euro Medium Term Note 2032
Long-term borrowings:
Long-term borrowings	(608)	(577)
London Stock Exchange | 5.250% £ Euro Medium Term Note 2033
Long-term borrowings:
Long-term borrowings	(568)	(567)
London Stock Exchange | 5.375% US$ US Medium Term Note 2034
Long-term borrowings:
Long-term borrowings	(370)	(396)
London Stock Exchange | 1.625% £ Euro Medium Term Note 2035
Long-term borrowings:
Long-term borrowings	(745)	(745)
London Stock Exchange | 3.250% € Euro Medium Term Note 2036
Long-term borrowings:
Long-term borrowings	(520)	(494)
London Stock Exchange | 6.375% £ Euro Medium Term Note 2039
Long-term borrowings:
Long-term borrowings	(627)	(627)
London Stock Exchange | 5.250% £ Euro Medium Term Note 2042
Long-term borrowings:
Long-term borrowings	(472)	(472)
London Stock Exchange | 4.250% £ Euro Medium Term Note 2045
Long-term borrowings:
Long-term borrowings	(366)	(366)
New York Stock Exchange | 3.625% US$ US Medium Term Note 2025
Short-term borrowings:
Short-term borrowings	0	(797)
New York Stock Exchange | 4.315% US$ US Medium Term Note 2027
Long-term borrowings:
Long-term borrowings	(297)	0
New York Stock Exchange | SOFR + 0.500% US$ US Medium Term Note 2027
Long-term borrowings:
Long-term borrowings	(445)	0
New York Stock Exchange | 3.875% US$ US Medium Term Note 2028
Long-term borrowings:
Long-term borrowings	(1,299)	(1,393)
New York Stock Exchange | 3.375% US$ US Medium Term Note 2029
Long-term borrowings:
Long-term borrowings	(739)	(792)
New York Stock Exchange | 4.500% US$ US Medium Term Note 2030
Long-term borrowings:
Long-term borrowings	(627)	0
New York Stock Exchange | 4.875% US$ US Medium Term Note 2035
Long-term borrowings:
Long-term borrowings	(551)	0
New York Stock Exchange | 6.375% US$ US Medium Term Note 2038
Long-term borrowings:
Long-term borrowings	(2,028)	(2,176)
New York Stock Exchange | 4.200% US$ US Medium Term Note 2043
Long-term borrowings:
Long-term borrowings	(365)	(392)
Net debt
Current assets:
Liquid investments	9	21
Cash and cash equivalents	3,397	3,870
Total current assets	£ 3,406	£ 3,891